2. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment, net, consist of the following at December 31:

	USEFUL LIVES	2014	2013

Furniture and Fixtures	3 or 5 years	$1,089,380	$1,060,084
Leasehold Improvements	5 years	4,084	4,084
		1,093,464	1,064,168
Less Accumulated Depreciation		830,984	597,396
		$262,480	$466,772

Depreciation expense for the years ended December 31, 2014 and 2013 was $233,588 and $219,206, respectively.